UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-09140
                                                     ---------

                Phoenix Duff & Phelps Institutional Mutual Funds
             ------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               56 Prospect Street
                               Hartford, CT 06115
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                    PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809
             ------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: (302) 791-3197
                                                          ---------------

                   Date of fiscal year end: December 31, 2003
                                            -----------------

                     Date of reporting period: June 30, 2003
                                               -------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

o JUNE 30, 2003

PHOENIX DUFF & PHELPS
INSTITUTIONAL MUTUAL FUNDS


GROWTH STOCK PORTFOLIO

Adviser
Phoenix Investment Counsel, Inc.
Subadviser
Seneca Capital Management LLC


MANAGED BOND PORTFOLIO

Adviser
Phoenix Investment Counsel, Inc.


[GRAPHIC OMITTED]

PHOENIX
INVESTMENT PARTNERS, LTD.
A MEMBER OF THE PHOENIX COMPANIES, INC.

MESSAGE FROM THE CHAIRMAN

DEAR SHAREHOLDER:

      I hope you'll take time to review the activities and performance for your fund for the last six months. With this writing, it is encouraging to witness signs that suggest we are moving toward more rewarding markets. These developments present an opportune time to review your portfolio with your financial advisor to help ensure you're well positioned to capture any market gains.

      Keep in mind that the best balance of performance and protection requires discipline and diversification. 1 As such, mutual funds that include equity and fixed income investments, to help moderate volatility, play an important role in many portfolios.

      Remember, how you invest during uncertain markets may be the difference between success and failure -- not just in recovering losses, but in reaching long-term goals. Work with your financial advisor to build and maintain a portfolio that will help you achieve long-term success. To learn more about your investments and investing, visit PhoenixInvestments.com.


Sincerely,

/s/ PHILIP R. MCLOUGHLIN

Philip R. McLoughlin
Chairman, Phoenix Funds

JULY 7, 2003

--------------------------------------------------------------------------------
Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
--------------------------------------------------------------------------------

1 DIVERSIFICATION DOES NOT GUARANTEE AGAINST A LOSS, AND THERE IS NO GUARANTEE
  THAT A DIVERSIFIED PORTFOLIO WILL OUTPERFORM A NON-DIVERSIFIED PORTFOLIO.

PHOENIX DUFF & PHELPS INSTITUTIONAL GROWTH STOCK PORTFOLIO

                          INVESTMENTS AT JUNE 30, 2003
                                   (UNAUDITED)

                                                        SHARES       VALUE
                                                       -------   -----------
COMMON STOCKS--94.5%

AIR FREIGHT & COURIERS--3.5%
United Parcel Service, Inc. Class B .................   13,000   $   828,100

BIOTECHNOLOGY--3.1%
Amgen, Inc.(b) ......................................   11,060       734,826

BROADCASTING & CABLE TV--3.9%
Clear Channel Communications, Inc.(b) ...............   11,530       488,757
Comcast Corp. Class A(b) ............................   14,150       427,047
                                                                 -----------
                                                                     915,804
                                                                 -----------
COMMUNICATIONS EQUIPMENT--4.7%
Cisco Systems, Inc.(b) ..............................   37,900       632,551
Motorola, Inc. ......................................   50,300       474,329
                                                                 -----------
                                                                   1,106,880
                                                                 -----------
COMPUTER HARDWARE--2.8%
International Business Machines Corp. ...............    7,890       650,925

COMPUTER STORAGE & PERIPHERALS--2.0%
EMC Corp.(b) ........................................   45,970       481,306

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--2.4%
Deere & Co. .........................................   12,480       570,336

CONSUMER FINANCE--3.0%
American Express Co. ................................   17,100       714,951

DIVERSIFIED BANKS--2.8%
Bank of America Corp. ...............................    8,300       655,949

ELECTRICAL COMPONENTS & EQUIPMENT--3.0%
Emerson Electric Co. ................................   13,940       712,334

HEALTH CARE DISTRIBUTORS--3.1%
AmerisourceBergen Corp. .............................   10,580       733,723

HEALTH CARE EQUIPMENT--4.4%
Medtronic, Inc. .....................................   12,710       609,699
Zimmer Holdings, Inc.(b) ............................    9,590       432,029
                                                                 -----------
                                                                   1,041,728
                                                                 -----------
HOME IMPROVEMENT RETAIL--2.5%
Lowe's Cos., Inc. ...................................   13,470       578,537

HOUSEHOLD PRODUCTS--2.5%
Procter & Gamble Co. (The) ..........................    6,670       594,831

                                                        SHARES       VALUE
                                                       -------   -----------
HYPERMARKETS & SUPER CENTERS--3.0%
Wal-Mart Stores, Inc. ...............................   13,340   $   715,958

INDUSTRIAL CONGLOMERATES--2.5%
3M Co. ..............................................    4,510       581,700

INVESTMENT BANKING & BROKERAGE--2.6%
Goldman Sachs Group, Inc. (The) .....................    7,400       619,750

MANAGED HEALTH CARE--2.8%
WellPoint Health Networks, Inc.(b) ..................    7,920       667,656

MOVIES & ENTERTAINMENT--2.6%
Walt Disney Co. (The) ...............................   31,480       621,730

OIL & GAS EQUIPMENT & SERVICES--2.6%
Schlumberger Ltd. ...................................   13,000       618,410

OTHER DIVERSIFIED FINANCIAL SERVICES--2.5%
Citigroup, Inc. .....................................   13,620       582,936

PACKAGED FOODS AND MEATS--2.0%
General Mills, Inc. .................................    9,810       465,092

PHARMACEUTICALS--15.1%
Johnson & Johnson ...................................   12,390       640,563
Lilly (Eli) & Co. ...................................   11,840       816,605
Merck & Co., Inc. ...................................    9,480       574,014
Pfizer, Inc. ........................................   21,330       728,419
Wyeth ...............................................   17,940       817,167
                                                                 -----------
                                                                   3,576,768
                                                                 -----------
SEMICONDUCTOR EQUIPMENT--3.2%
Applied Materials, Inc.(b) ..........................   47,090       746,847

SEMICONDUCTORS--6.4%
Intel Corp. .........................................   38,490       799,976
Xilinx, Inc.(b) .....................................   27,900       706,149
                                                                 -----------
                                                                   1,506,125
                                                                 -----------
SOFT DRINKS--3.0%
PepsiCo, Inc. .......................................   16,070       715,115

SYSTEMS SOFTWARE--2.5%
Microsoft Corp. .....................................   23,400       599,274

----------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $21,376,660)                                     22,337,591
----------------------------------------------------------------------------

                        See Notes to Financial Statements

PHOENIX DUFF & PHELPS INSTITUTIONAL GROWTH STOCK PORTFOLIO

                                                        SHARES       VALUE
                                                       -------   -----------
FOREIGN COMMON STOCKS--2.2%

SEMICONDUCTORS--2.2%
Taiwan Semiconductor Manufacturing Co.
Ltd. ADR (Taiwan)(b) ................................   52,100   $   525,168
----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $447,237)                                           525,168
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--96.7%
(IDENTIFIED COST $21,823,897)                                     22,862,759
----------------------------------------------------------------------------

                                               STANDARD   PAR
                                               & POOR'S  VALUE
                                                RATING   (000)
                                               --------  -----
SHORT-TERM OBLIGATIONS--3.5%

COMMERCIAL PAPER--3.5%
Asset Securitization Corp. 1.30%, 7/1/03 .....    A-1     $325       325,000
Honeywell International, Inc. 1.12%, 7/2/03 ..    A-1      490       489,985
----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $814,985)                                           814,985
----------------------------------------------------------------------------

TOTAL INVESTMENTS--100.2%
(IDENTIFIED COST $22,638,882)                                     23,677,744(a)

Other assets and liabilities, net--(0.2)%                            (50,985)
                                                                 -----------
NET ASSETS--100.0%                                               $23,626,759
                                                                 ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $2,094,153 and gross depreciation of $1,132,288 for federal income tax purposes. At June 30, 2003, the aggregate cost of securities for federal income tax purposes was $22,715,879.
(b) Non-income producing.

                        See Notes to Financial Statements

PHOENIX DUFF & PHELPS INSTITUTIONAL GROWTH STOCK PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2003
                                   (UNAUDITED)


ASSETS
Investment securities at value
   (Identified cost $22,638,882)                                 $23,677,744
Cash                                                                     158
Receivables
   Investment securities sold                                        579,382
   Dividends and interest                                              6,383
   Receivable from adviser                                             4,038
Prepaid expenses                                                          16
                                                                 -----------
     Total assets                                                 24,267,721
                                                                 -----------
LIABILITIES
Payables
   Investment securities purchased                                   586,522
   Fund shares repurchased                                             2,236
   Trustees' fee                                                       8,372
   Transfer agent fee                                                  5,571
   Financial agent fee                                                 4,446
   Service fee                                                         2,366
Accrued expenses                                                      31,449
                                                                 -----------
     Total liabilities                                               640,962
                                                                 -----------
NET ASSETS                                                       $23,626,759
                                                                 ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                 $37,219,808
Undistributed net investment income                                   10,347
Accumulated net realized loss                                    (14,642,258)
Net unrealized appreciation                                        1,038,862
                                                                 -----------
NET ASSETS                                                       $23,626,759
                                                                 ===========

CLASS X
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $12,268,453)                  726,714
Net asset value and offering price per share                          $16.88

CLASS Y
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $11,358,306)                  678,326
Net asset value and offering price per share                          $16.74


                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2003
                                   (UNAUDITED)


INVESTMENT INCOME
Dividends                                                         $  100,164
Interest                                                               5,480
                                                                  ----------
     Total investment income                                         105,644
                                                                  ----------
EXPENSES
Investment advisory fee                                               68,145
Service fees, Class Y                                                 14,038
Financial agent fee                                                   25,174
Trustees                                                              23,848
Registration                                                          21,499
Transfer agent                                                        18,558
Professional                                                          16,395
Printing                                                               5,784
Custodian                                                              5,207
Miscellaneous                                                          3,340
                                                                  ----------
     Total expenses                                                  201,988
     Less expenses borne by investment adviser                      (107,932)
     Custodian fees paid indirectly                                     (516)
                                                                  ----------
     Net expenses                                                     93,540
                                                                  ----------
NET INVESTMENT INCOME                                                 12,104
                                                                  ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                                     (378,218)
Net change in unrealized appreciation (depreciation) on
   investments                                                     2,825,558
                                                                  ----------
NET GAIN ON INVESTMENTS                                            2,447,340
                                                                  ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $2,459,444
                                                                  ==========


                        See Notes to Financial Statements

PHOENIX DUFF & PHELPS INSTITUTIONAL GROWTH STOCK PORTFOLIO

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                              Six Months
                                                                                 Ended
                                                                                6/30/03          Year Ended
                                                                              (Unaudited)         12/31/02
                                                                              -----------       -----------
FROM OPERATIONS
   Net investment income (loss)                                               $    12,104       $    47,454
   Net realized gain (loss)                                                      (378,218)       (5,431,637)
   Net change in unrealized appreciation (depreciation)                         2,825,558        (4,199,188)
                                                                              -----------       -----------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                  2,459,444        (9,583,371)
                                                                              -----------       -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class X                                                 (31,907)          (25,889)
   Net investment income, Class Y                                                 (14,904)           (5,735)
                                                                              -----------       -----------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                      (46,811)          (31,624)
                                                                              -----------       -----------
FROM SHARE TRANSACTIONS
CLASS X
   Proceeds from sales of shares (13,637 and 19,263 shares, respectively)         218,443           311,219
   Net asset value of shares issued from reinvestment of distributions
     (1,854 and 1,460 shares, respectively)                                        31,907            25,847
   Cost of shares redeemed (40,698 and 420,012 shares, respectively)             (639,284)       (7,839,228)
                                                                              -----------       -----------
Total                                                                            (388,934)       (7,502,162)
                                                                              -----------       -----------
CLASS Y
   Proceeds from sales of shares (7,972 and 191,624 shares, respectively)         125,000         3,330,928
   Net asset value of shares issued from reinvestment of distributions
     (873 and 326 shares, respectively)                                            14,904             5,735
   Cost of shares redeemed (72,921 and 5,456 shares, respectively)             (1,172,344)          (87,789)
                                                                              -----------       -----------
Total                                                                          (1,032,440)        3,248,874
                                                                              -----------       -----------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                   (1,421,374)       (4,253,288)
                                                                              -----------       -----------
   NET INCREASE (DECREASE) IN NET ASSETS                                          991,259       (13,868,283)

NET ASSETS
   Beginning of period                                                         22,635,500        36,503,783
                                                                              -----------       -----------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF
     $10,347 AND $45,054, RESPECTIVELY]                                       $23,626,759       $22,635,500
                                                                              ===========       ===========

                        See Notes to Financial Statements

PHOENIX DUFF & PHELPS INSTITUTIONAL GROWTH STOCK PORTFOLIO

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                              CLASS X
                                                      SIX MONTHS        ---------------------------------------------------
                                                         ENDED                        YEAR ENDED DECEMBER 31
                                                        6/30/03         ---------------------------------------------------
                                                      (UNAUDITED)        2002        2001       2000      1999        1998
Net asset value, beginning of period                    $15.21          $21.43      $25.98     $36.83    $37.82      $33.85
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                           0.03            0.05(3)     0.08(3)    0.08      0.08        0.05(3)
   Net realized and unrealized gain (loss)                1.68           (6.24)      (3.81)     (4.83)    11.65        9.88
                                                        ------          ------      ------     ------    ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                     1.71           (6.19)      (3.73)     (4.75)    11.73        9.93
                                                        ------          ------      ------     ------    ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income                  (0.04)          (0.03)      (0.06)     (0.04)    (0.05)      (0.15)
   Distributions from net realized gains                    --              --       (0.76)     (6.06)   (12.67)      (5.81)
                                                        ------          ------      ------     ------    ------      ------
     TOTAL DISTRIBUTIONS                                 (0.04)          (0.03)      (0.82)     (6.10)   (12.72)      (5.96)
                                                        ------          ------      ------     ------    ------      ------
Change in net asset value                                 1.67           (6.22)      (4.55)    (10.85)    (0.99)       3.97
                                                        ------          ------      ------     ------    ------      ------
NET ASSET VALUE, END OF PERIOD                          $16.88          $15.21      $21.43     $25.98    $36.83      $37.82
                                                        ======          ======      ======     ======    ======      ======
Total return                                             11.26%(7)      (28.91)%    (14.57)%   (13.27)%   33.93%      31.20%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                  $12,268         $11,436     $24,671    $34,991   $41,436     $46,330

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(1)                                  0.71%(5)(6)     0.70 %(4)   0.70 %(4)  0.70 %    0.70%       0.70%
   Net investment income                                  0.23%(6)        0.27 %      0.34 %     0.29 %    0.17%       0.13%
Portfolio turnover                                          37%(7)         116 %       134 %      127 %     136%        115%


                                                                                              CLASS Y
                                                      SIX MONTHS        ---------------------------------------------------
                                                         ENDED                        YEAR ENDED DECEMBER 31
                                                        6/30/03         ---------------------------------------------------
                                                      (UNAUDITED)        2002        2001       2000      1999        1998
Net asset value, beginning of period                    $15.09          $21.28      $25.82     $36.72    $37.79      $33.86
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                          (0.01)           0.01(3)     0.02(3)    0.04     (0.03)      (0.04)(3)
   Net realized and unrealized gain (loss)                1.68           (6.19)      (3.78)     (4.85)    11.63        9.88
                                                        ------          ------      ------     ------    ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                     1.67           (6.18)      (3.76)     (4.81)    11.60        9.84
                                                        ------          ------      ------     ------    ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income                  (0.02)          (0.01)      (0.02)     (0.03)       --       (0.10)
   Distributions from net realized gains                    --              --       (0.76)     (6.06)   (12.67)      (5.81)
                                                        ------          ------      ------     ------    ------      ------
     TOTAL DISTRIBUTIONS                                 (0.02)          (0.01)      (0.78)     (6.09)   (12.67)      (5.91)
                                                        ------          ------      ------     ------    ------      ------
Change in net asset value                                 1.65           (6.19)      (4.54)    (10.90)    (1.07)       3.93
                                                        ------          ------      ------     ------    ------      ------
NET ASSET VALUE, END OF PERIOD                          $16.74          $15.09      $21.28     $25.82    $36.72      $37.79
                                                        ======          ======      ======     ======    ======      ======
Total return                                             11.08 %(7)     (29.05)%    (14.80)%   (13.49)%   33.60 %     30.85 %
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                  $11,358         $11,199     $11,832    $19,351   $21,845     $21,347
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(2)                                  0.96 %(5)(6)    0.95 %(4)   0.95 %(4)  0.95 %    0.95 %      0.95 %
   Net investment income (loss)                          (0.02)%(6)       0.03 %      0.09 %     0.04 %   (0.09)%     (0.11)%
Portfolio turnover                                          37 %(7)        116 %       134 %      127 %     136 %       115 %

(1) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.65%, 1.31%, 1.10%, 1.03%, 0.95%, and 1.00% for the periods ended June 30, 2003,
    December 31, 2002, 2001, 2000, 1999 and 1998, respectively.
(2) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.90%, 1.58%, 1.35%, 1.27%, 1.20%, and 1.25% for the periods ended June 30, 2003,
    December 31, 2002, 2001, 2000, 1999, and 1998, respectively.
(3) Computed using average shares outstanding.
(4) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(5) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees, if the offsets for custodian fees were included, the ratios would have been 0.70% and 0.95%, respectively.
(6) Annualized.
(7) Not annualized.

                        See Notes to Financial Statements

PHOENIX DUFF & PHELPS INSTITUTIONAL MANAGED BOND PORTFOLIO

                          INVESTMENTS AT JUNE 30, 2003
                                   (UNAUDITED)


                                                        PAR
                                             MOODY'S   VALUE
                                             RATING    (000)       VALUE
                                             -------   ------   ------------
U.S. GOVERNMENT SECURITIES--1.0%

U.S. TREASURY NOTES--1.0%
U.S. Treasury Note 1.125%, 6/30/05 .........   Aaa     $1,500   $  1,494,375
----------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $1,493,212)                                       1,494,375
----------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--22.3%
Fannie Mae 5.50%, `17-'33 ..................   Aaa      9,370      9,707,837
Fannie Mae 5%, 2/1/18 ......................   Aaa      2,884      2,983,643
Fannie Mae 6%, `29-'33 .....................   Aaa      8,909      9,267,218
Fannie Mae 7.50%, 10/1/30 ..................   Aaa         49         52,477
Fannie Mae 7%, 11/1/30 .....................   Aaa        635        668,575
Fannie Mae 6.50%, 10/1/31 ..................   Aaa      2,166      2,256,902
Fannie Mae W.I. 5%, 7/1/33 .................   Aaa      1,525      1,549,305
Freddie Mac 6.65%, 6/15/23 .................   Aaa      1,919      1,971,863
GNMA 7%, 7/15/29 ...........................   Aaa        286        301,866
GNMA 7%, 8/15/29 ...........................   Aaa        556        587,647
GNMA 6.50%, `31-'32 ........................   Aaa      4,183      4,392,527
----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $32,647,305)                                     33,739,860
----------------------------------------------------------------------------

MUNICIPAL BONDS--14.2%

CALIFORNIA--0.9%
Alameda Corridor Transportation Authority
Revenue Taxable Series C 6.60%, 10/1/29 ....   Aaa        635        758,362

Fresno County Pension Obligation Revenue
Taxable 6.21%, 8/15/06 .....................   Aaa        375        418,965

Oakland Pension Obligation Revenue Taxable
Series A 6.95%, 12/15/08 ...................   Aaa         96        114,879

Oakland Pension Obligation Revenue Taxable
Series A 6.98%, 12/15/09 ...................   Aaa         49         59,303
                                                                ------------
                                                                   1,351,509
                                                                ------------
COLORADO--0.1%
Denver City and County School District 01
Pension Taxable 6.76%, 12/15/07 ............   Aaa        150        174,414

CONNECTICUT--1.4%
Mashantucket Western Pequot Tribe Revenue
Taxable Series A 144A 6.91%, 9/1/12(b) .....   Aaa      1,100      1,296,790

                                                        PAR
                                             MOODY'S   VALUE
                                             RATING    (000)       VALUE
                                             -------   ------   ------------
Mashantucket Western Pequot Tribe Revenue
Taxable Series A 144A 6.57%, 9/1/13(b) .....   Aaa     $  715   $    826,376
                                                                ------------
                                                                   2,123,166
                                                                ------------
FLORIDA--2.0%
Florida State Board of Education General
Obligation Series B 5.375%, 1/1/11 .........   Aa         680        784,849

Tampa Solid Waste System Revenue Taxable
Series A 6.43%, 10/1/08 ....................   Aaa        930      1,053,746

University of Miami Exchangeable Revenue
Taxable Series A 7.40%, 4/1/11(d) ..........   Aaa        210        232,365

University of Miami Exchangeable Revenue
Taxable Series A 7.65%, 4/1/20(d) ..........   Aaa        825        900,974
                                                                ------------
                                                                   2,971,934
                                                                ------------
GEORGIA--2.0%
Atlanta Water and Wastewater Revenue
Series A 5%, 11/1/33 .......................   Aaa      1,025      1,069,772

Fulton County Development Authority Revenue
Series A 5%, 11/1/31 .......................   Aa         985      1,025,090

Georgia State General Obligation Series B
5.40%, 4/1/13 ..............................   Aaa        765        902,325
                                                                ------------
                                                                   2,997,187
                                                                ------------
ILLINOIS--0.8%
Illinois State General Obligation 5%, 6/1/13   Aaa        760        861,301

Metropolitan Pier & Exposition Authority
McCormick Place Expansion Revenue Series A
5%, 12/15/28 ...............................   Aaa        340        353,083
                                                                ------------
                                                                   1,214,384
                                                                ------------
MASSACHUSETTS--1.2%
Massachusetts State General Obligation
Consolidated Loan of 2002 Series C 5.50%,
11/1/13 ....................................   Aaa        910      1,072,344

Massachusetts State Health and Educational
Facilities Authority Harvard University Revenue
Series FF 5.125%, 7/15/37 ..................   Aaa        755        793,331
                                                                ------------
                                                                   1,865,675
                                                                ------------

                        See Notes to Financial Statements

PHOENIX DUFF & PHELPS INSTITUTIONAL MANAGED BOND PORTFOLIO

                                                        PAR
                                             MOODY'S   VALUE
                                             RATING    (000)       VALUE
                                             -------   ------   ------------
MICHIGAN--0.8%
Michigan State General Obligation 5.50%,
12/1/14 ....................................   Aaa     $1,015   $  1,212,844

NEW YORK--1.0%
Metropolitan Transportation Authority Service
Contract Refunding Revenue Series A
 5%, 7/1/30 ................................   Aaa      1,510      1,572,529

OHIO--0.6%
Ohio State Higher Education Capital Facilities
Revenue Series II-A 5.25%, 12/1/11 .........   Aa         735        853,225

OKLAHOMA--0.7%
Oklahoma State General Obligation Series A
5%, 7/15/13 ................................   Aaa        860        986,093

SOUTH DAKOTA--0.2%
Educational Enhancement Funding Corp. ......
Revenue Taxable Series A 6.72%, 6/1/25 .....   Baa        337        318,271

TEXAS--0.9%
Dallas-Fort Worth International Airport
Facilities Improvement Revenue Taxable
6.45%, 11/1/08 .............................   Aaa        200        231,808

Frisco Independent School District General
Obligation 5.125%, 8/15/30 .................   Aaa        560        588,202

Williamson County General Obligation 5.25%,
2/15/25 ....................................   Aaa        495        526,452
                                                                ------------
                                                                   1,346,462
                                                                ------------
UTAH--0.7%
Utah State General Obligation Refunding
Series B 5.375%, 7/1/12 ....................   Aaa        865      1,015,129

WASHINGTON--0.5%
Washington State General Obligation Series C
5.50%, 7/1/13 ..............................   Aaa        660        778,239

WISCONSIN--0.4%
Wisconsin State General Obligation Refunding
Series 1 5.50%, 11/1/13 ....................   Aaa        575        681,984
----------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $20,337,167)                                     21,463,045
----------------------------------------------------------------------------

ASSET-BACKED SECURITIES--5.4%
Aircraft Finance Trust 99-1A, A2 1.68%,
5/15/24(d) .................................    A         735        635,425

Arc Net Interest Margin Trust 02-9A, A 7.75%,
12/27/32 ...................................   Baa        986        978,187

                                                        PAR
                                             MOODY'S   VALUE
                                             RATING    (000)       VALUE
                                             -------   ------   ------------
Capital One Master Trust 01-5, A 5.30%,
6/15/09 ....................................   Aaa     $1,395   $  1,501,926

Litigation Settlement Monetized Fee Trust
02-5A 6%, 10/25/32 .........................   Baa      1,301      1,184,039

Pass-Through Amortizing Credit Card Trust
02-1A, A4FX 8.721%, 6/18/12 ................   Baa        474        481,484

Seneca Funding I Ltd. 1A, A 4.03%, 5/31/29(d)  Aa       2,000      1,930,000

SLM Student Loan Trust 03-4, A5D 4.02%,
3/15/33 ....................................   Aaa      1,485      1,530,188
----------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $8,250,293)                                       8,241,249
----------------------------------------------------------------------------

CORPORATE BONDS--21.7%

AGRICULTURAL PRODUCTS--0.6%
Corn Products International, Inc. 8.25%,
7/15/07 ....................................   Ba         735        838,819

AIRLINES--2.8%
America West Airlines, Inc. 00-G 8.057%,
7/2/20 .....................................   Aaa        533        597,864

American Airlines, Inc. 01-2 7.858%, 10/1/11   Baa        835        820,584
Delta Air Lines 00-1 7.57%, 11/18/10 .......   Baa        770        791,993

Northwest Airlines, Inc. 00-1 8.072%,
10/1/19 ....................................   Aaa        568        636,309

US Airways Pass-Through Trust 98-1 6.85%,
1/30/18 ....................................   Baa      1,501      1,401,353
                                                                ------------
                                                                   4,248,103
                                                                ------------
ASSET MANAGEMENT & CUSTODY BANKS--0.3%
Janus Capital Group, Inc. 7.75%, 6/15/09 ...   Baa        335        393,943

AUTO PARTS & EQUIPMENT--0.5%
American Axle & Manufacturing, Inc. 9.75%,
3/1/09 .....................................   Ba         350        378,000

Collins & Aikman Products 10.75%, 12/31/11 .    B         145        129,775

TRW Automotive, Inc. 144A 9.375%,
2/15/13(b) .................................    B         270        294,300
                                                                ------------
                                                                     802,075
                                                                ------------
AUTOMOBILE MANUFACTURERS--0.1%
General Motors Corp. W.I. 7.125%, 7/15/13 ..   Baa        155        154,172

BROADCASTING & CABLE TV--1.4%
Comcast Cable Communications, Inc. 6.875%,
6/15/09 ....................................   Baa        425        491,357

                        See Notes to Financial Statements

PHOENIX DUFF & PHELPS INSTITUTIONAL MANAGED BOND PORTFOLIO


                                                        PAR
                                             MOODY'S   VALUE
                                             RATING    (000)       VALUE
                                             -------   ------   ------------
Comcast Cable Communications, Inc. 6.75%,
1/30/11 ....................................   Baa     $  425   $    487,845

Cox Communications, Inc. 7.75%, 11/1/10 ....   Baa        600        733,923

CSC Holdings, Inc. 7.25%, 7/15/08 ..........    B         370        371,850
                                                                ------------
                                                                   2,084,975
                                                                ------------
BUILDING PRODUCTS--0.3%
American Standard, Inc. 7.375%, 2/1/08 .....   Ba         345        382,950

CASINOS & GAMING--1.1%
Harrah's Operating Co., Inc. 7.50%, 1/15/09    Baa        690        817,535

MGM Mirage, Inc. 8.50%, 9/15/10 ............   Ba         335        393,625

Mohegan Tribal Gaming Authority 8.125%,
1/1/06 .....................................   Ba         355        386,950
                                                                ------------
                                                                   1,598,110
                                                                ------------
CONSUMER FINANCE--3.1%
Ford Motor Credit Co. 7.25%, 10/25/11 ......    A         705        724,791

General Electric Capital Corp. Series MTNA
6%, 6/15/12 ................................   Aaa      1,500      1,693,152

General Motors Acceptance Corp. 6.875%,
9/15/11 ....................................    A         685        687,286

Household Finance Corp. 6.75%, 5/15/11 .....    A         350        406,479
Household Finance Corp. 6.375%, 11/27/12 ...    A         145        165,173
John Deere Capital Corp. 3.90%, 1/15/08 ....    A         985      1,023,314
                                                                ------------
                                                                   4,700,195
                                                                ------------
DIVERSIFIED COMMERCIAL SERVICES--0.3%
Mobile Mini, Inc. 144A 9.50%, 7/1/13(b) ....    B         130        135,200

United Rentals North America, Inc. Series B
10.75%, 4/15/08 ............................    B         350        384,125
                                                                ------------
                                                                     519,325
                                                                ------------
ELECTRIC UTILITIES--0.3%
American Electric Power 5.25%, 6/1/15 ......   Baa        465        468,667

ENVIRONMENTAL SERVICES--0.6%
Allied Waste Industries, Inc. 7.40%, 9/15/35   Ba         540        491,400
Allied Waste North America, Inc. 144A 9.25%,
9/1/12(b) ..................................   Ba         345        381,225
                                                                ------------
                                                                     872,625
                                                                ------------

                                                        PAR
                                             MOODY'S   VALUE
                                             RATING    (000)       VALUE
                                             -------   ------   ------------
FERTILIZERS & AGRICULTURAL CHEMICALS--0.5%
IMC Global, Inc. 7.625%, 11/1/05 ...........    B      $  370   $    394,050
Terra Capital, Inc. 12.875%, 10/15/08 ......   BB-(c)     350        374,500
                                                                ------------
                                                                     768,550
                                                                ------------
FOOD RETAIL--0.3%
Delhaize America, Inc. 8.125%, 4/15/11 .....   Ba         375        412,500

HEALTH CARE DISTRIBUTORS--0.3%
AmerisourceBergen Corp. 8.125%, 9/1/08 .....   Ba         285        314,925
Omnicare, Inc. 6.125%, 6/1/13 ..............   Ba         155        158,875
                                                                ------------
                                                                     473,800
                                                                ------------
HEALTH CARE EQUIPMENT--0.1%
Apogent Technologies, Inc. 144A 6.50%,
5/15/13(b) .................................   Ba         175        181,562

HEALTH CARE FACILITIES--0.9%
HCA, Inc. 6.30%, 10/1/12 ...................   Ba         370        378,272
Service Corp. International 6%, 12/15/05 ...    B         600        607,500
Tenet Healthcare Corp. 6.375%, 12/1/11 .....   Baa        350        323,750
                                                                ------------
                                                                   1,309,522
                                                                ------------
HOMEBUILDING--0.2%
WCI Communities, Inc. 9.125%, 5/1/12 .......   Ba         230        246,100

HOTELS, RESORTS & CRUISE LINES--0.3%
Royal Caribbean Cruises Ltd. 8.75%, 2/2/11 .   Ba         400        426,000

INDUSTRIAL CONGLOMERATES--0.3%
Tyco International Group SA 6.875%, 1/15/29    Ba         400        404,000

INTEGRATED TELECOMMUNICATION SERVICES--1.1%
AT&T Wireless Services, Inc. 8.125%, 5/1/12    Baa        815        981,957
Verizon Global Funding Corp. 4.375%, 6/1/13    A(c)       615        613,265
                                                                ------------
                                                                   1,595,222
                                                                ------------
LIFE & HEALTH INSURANCE--0.6%
Prudential Insurance Co. 8.30%, 7/1/25 .....    A         665        848,527

MANAGED HEALTH CARE--0.1%
Coventry Health Care, Inc. 8.125%, 2/15/12 .   Ba         175        190,750

METAL & GLASS CONTAINERS--0.1%
Owens-Brockway Glass Container Corp. .......
144A 7.75%, 5/15/11(b) .....................    B         155        164,688

MULTI-UTILITIES & UNREGULATED POWER--0.2%
Gulfterra Energy Partners 144A 8.50%,
6/1/10(b) ..................................    B         355        381,625

                        See Notes to Financial Statements

PHOENIX DUFF & PHELPS INSTITUTIONAL MANAGED BOND PORTFOLIO


                                                        PAR
                                             MOODY'S   VALUE
                                             RATING    (000)       VALUE
                                             -------   ------   ------------
OIL & GAS EQUIPMENT & SERVICES--0.1%
Offshore Logistics, Inc. 144A 6.125%,
6/15/13(b) .................................   Ba      $  130   $    130,975

OIL & GAS EXPLORATION & PRODUCTION--1.0%
Chesapeake Energy Corp. 8.375%, 11/1/08 ....   Ba         355        386,062

Magnum Hunter Resources, Inc. 9.60%,
3/15/12 ....................................    B         350        386,750

Pioneer Natural Resource Co. 7.50%, 4/15/12    Ba         680        780,292
                                                                ------------
                                                                   1,553,104
                                                                ------------
OIL & GAS REFINING, MARKETING & TRANSPORTATION--0.4%
Premcor Refining Group 9.50%, 2/1/13 .......   Ba         230        255,300
Tesoro Petroleum Corp. 144A 8%, 4/15/08(b) .   Ba         375        386,250
                                                                ------------
                                                                     641,550
                                                                ------------
OTHER DIVERSIFIED FINANCIAL SERVICES--2.4%
Pemex Project Funding Master Trust 9.125%,
10/13/10 ...................................   Baa      1,730      2,093,300

TIAA Global Markets 144A 2.75%, 1/13/06(b) .   Aaa      1,035      1,055,558

TIAA Global Markets 4.125%, 11/15/07 .......   Aaa        415        439,502
                                                                ------------
                                                                   3,588,360
                                                                ------------
PACKAGED FOODS AND MEATS--0.2%
Del Monte Corp. 144A 8.625%, 12/15/12(b) ...    B         355        378,075

PAPER PACKAGING--0.1%
Smurfit - Stone Container Corp. 8.25%,
10/1/12 ....................................    B         145        156,238

PROPERTY & CASUALTY INSURANCE--0.3%
HSB Capital I Series B 2.199%, 7/15/27(d) ..   AA(c)      550        522,654

RESTAURANTS--0.2%
Yum! Brands, Inc. 8.50%, 4/15/06 ...........   Ba         340        382,500

SPECIALTY CHEMICALS--0.3%
Huntsman Advanced Materials 144A 11%,
7/15/10(b) .................................    B         470        492,325

SPECIALTY STORES--0.2%
AutoNation, Inc. 9%, 8/1/08 ................   Ba         340        379,100

WIRELESS TELECOMMUNICATION SERVICES--0.1%
Nextel Communications, Inc. 9.375%,
11/15/09 ...................................    B         140        151,025
----------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $30,175,550)                                     32,842,711
----------------------------------------------------------------------------

                                                        PAR
                                             MOODY'S   VALUE
                                             RATING    (000)       VALUE
                                             -------   ------   ------------
NON-AGENCY MORTGAGE-BACKED
SECURITIES--26.3%
Amortizing Residential Collateral Trust
02-BC4N, B2 7.75%, 7/25/32 .................   Baa     $  646   $    641,920

Bank of America Mortgage Securities 99-7,
A24 6.50%, 7/25/29(g) ......................   AAA(c)   3,000      3,026,828

Bear Stearns Structured Products, Inc. 03-2,
A W.I. P.O. 0%, 6/25/29 ....................   Aaa      1,500      1,380,234

Chase Mortgage Finance Corp. 99-S5, A5
6.50%, 5/25/29 .............................   Aaa      1,390      1,417,786

Citicorp Mortgage Securities, Inc. 01-1, A8
6.75%, 1/25/31 .............................   AAA(c)   1,121      1,124,921

Commercial Mortgage Lease-Backed 01-CMLB,
C 7.881%, 6/20/31(d) .......................   A+(c)    1,170      1,278,927

Commercial Resecuritization Trust 01-ABC2,
A1 7.17%, 2/21/13 ..........................   Aaa      1,870      2,078,914

Countrywide Alternative Loan Trust 02-10, A1
6.50%, 9/25/32 .............................   AAA(c)     237        243,167

First Horizon Asset Securities, Inc. 01-5, A3
6.75%, 8/25/31 .............................   Aaa      1,485      1,498,690

First Horizon Asset Securities, Inc. 03-2, 1A12
5.75%, 4/25/33 .............................   AAA(c)   1,470      1,521,450

GMAC Commercial Mortgage Securities, Inc. ..
99-C1, B 6.295%, 5/15/33 ...................   AA(c)    1,000      1,143,281

GMAC Mortgage Corp. Loan Trust 02-J6,
A17 6.25%, 10/25/32 ........................   Aaa      1,440      1,493,745

J.P. Morgan Chase Commercial Mortgage
Securities Corp. 01-CIBC, A3 6.26%, 3/15/33    AAA(c)   1,700      1,952,212

Lehman Brothers Commercial Conduit
Mortgage Trust 99-C2, A2 7.325%,
10/15/32(g) ................................   Aaa      1,670      1,995,559

Lehman Brothers UBS Commercial Mortgage
Trust 03-C3, A4 4.166%, 5/15/32 ............   Aaa      1,140      1,143,562

Nationslink Funding Corp. 99-2, A2C 7.229%,
6/20/31 ....................................   AAA(c)   2,500      2,931,641

Norwest Asset Securities Corp. 99-5, B2
6.25%, 3/25/14 .............................   AAA(c)   1,435      1,459,262

Norwest Asset Securities Corp. 99-10, B2
6.25%, 4/25/14 .............................   AAA(c)     965        979,144

                        See Notes to Financial Statements

PHOENIX DUFF & PHELPS INSTITUTIONAL MANAGED BOND PORTFOLIO



                                                        PAR
                                             MOODY'S   VALUE
                                             RATING    (000)       VALUE
                                             -------   ------   ------------
Norwest Asset Securities Corp. 99-4, A5
6.50%, 3/26/29 .............................   AAA(c)  $1,055   $  1,065,191

PNC Mortgage Acceptance Corp. 00-C2 A2
7.30%, 10/12/33 ............................   Aaa      1,845      2,231,966

Residential Accredit Loans, Inc. 99-QS14, A5
7.75%, 11/25/29 ............................   AAA(c)   2,505      2,541,780

Residential Funding Mortgage Securities I
93-S25, M3 6.50%, 7/25/08 ..................   AAA(c)     137        136,829

Sasco Net Interest Margin Trust 03-18XS, A
7.50%, 5/28/33 .............................    A       1,500      1,495,312

Starwood Commercial Mortgage Trust 99-C1A,
A1 6.60%, 2/3/14 ...........................   Aaa      1,345      1,485,319

Vanderbilt Mortgage Finance 99-C, 1A3
7.385%, 1/7/20 .............................   Aaa        850        903,645

Vanderbilt Mortgage Finance 02-C, A4 6.57%,
8/7/24 .....................................   Aaa        730        765,804

Washington Mutual 01-AR4, B4 5.756%,
12/25/31(d) ................................   Ba         796        796,253

Wells Fargo Mortgage Backed Securities
Trust 00-8, B3 7%, 9/25/30 .................   AAA(c)     574        572,878

Wells Fargo Mortgage Backed Securities
Trust 00-10, B3 7%, 11/25/30 ...............   AAA(c)     428        427,887
----------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $37,846,694)                                     39,734,107
----------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--3.8%

BULGARIA--0.5%
Republic of Bulgaria 144A 8.25%, 1/15/15(b)    Ba         648        767,880

CHILE--0.5%
Republic of Chile 5.50%, 1/15/13 ...........   Baa        720        761,760

PANAMA--1.1%
Republic of Panama 9.375%, 1/16/23 .........   Ba         460        514,050
Republic of Panama 8.875%, 9/30/27 .........   Ba       1,070      1,171,650
                                                                ------------
                                                                   1,685,700
                                                                ------------
PHILIPPINES--0.6%
Republic of Philippines 10.625%, 3/16/25 ...   Ba         735        857,194

UKRAINE--1.1%
Government of Ukraine 144A 7.65%,
6/11/13(b) .................................    B         765        762,613

                                                        PAR
                                             MOODY'S   VALUE
                                             RATING    (000)       VALUE
                                             -------   ------   ------------
Government of Ukraine RegS 11%, 3/15/07 ....    B      $  825   $    908,609
                                                                ------------
                                                                   1,671,222
                                                                ------------
----------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $5,233,523)                                       5,743,756
----------------------------------------------------------------------------

FOREIGN CORPORATE BONDS--4.4%

AUSTRIA--0.6%
Sappi Pappier Holding AG 144A 6.75%,
6/15/12(b) .................................   Baa        810        915,839

CANADA--0.3%
Cascades, Inc. 144A 7.25%, 2/15/13(b) ......   Ba         380        401,850

CAYMAN ISLANDS--0.8%
Pemex Finance Ltd. 9.03%, 2/15/11 ..........   Baa        770        949,079

Petrobras International Finance 9.125%,
7/2/13 .....................................   Ba         340        340,850
                                                                ------------
                                                                   1,289,929
                                                                ------------
CHILE--0.7%
Petropower I Funding Trust 144A 7.36%,
2/15/14(b) .................................   BBB(c)   1,095      1,018,317

IRELAND--0.3%
JSG Funding plc 9.625%, 10/1/12 ............    B         380        421,800

NETHERLANDS--1.2%
Deutsche Telekom International Finance BV
8.50%, 6/15/10(d) ..........................   Baa        460        565,054

Kazkommerts International BV 144A 8.50%,
4/16/13(b) .................................   Baa        750        748,125

PTC International Finance BV 10.75%,
7/1/07(d) ..................................   Ba         485        503,794
                                                                ------------
                                                                   1,816,973
                                                                ------------
POLAND--0.2%
TPSA Finance BV 144A 7.75%, 12/10/08(b) ....   Baa        300        349,500

UNITED KINGDOM--0.3%
British Sky Broadcasting 8.20%, 7/15/09 ....   Ba         350        415,358
----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $6,235,344)                                       6,629,566
----------------------------------------------------------------------------

                        See Notes to Financial Statements

PHOENIX DUFF & PHELPS INSTITUTIONAL MANAGED BOND PORTFOLIO

                                                       SHARES       VALUE
                                                       ------   ------------
COMMON STOCKS--0.0%

PAPER PRODUCTS--0.0%
Northampton Pulp LLC(e),(f),(h) .....................   1,955   $      3,910
----------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $78,536)                                              3,910
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.1%
(IDENTIFIED COST $142,297,624)                                   149,892,579
----------------------------------------------------------------------------

                                                        PAR
                                             MOODY'S   VALUE
                                             RATING    (000)       VALUE
                                             -------   ------   ------------
SHORT-TERM OBLIGATIONS--2.9%

COMMERCIAL PAPER--2.9%
NetJets, Inc. 1.30%, 7/1/03 ................   A-1+    $1,495      1,495,000
Gannett Co., Inc. 1.04%, 7/7/03 ............   A-1      2,915      2,914,495
----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $4,409,495)                                       4,409,495
----------------------------------------------------------------------------

TOTAL INVESTMENTS--102.0%
(IDENTIFIED COST $146,707,119)                                   154,302,074(a)

Other assets and liabilities, net--(2.0)%                         (3,030,654)
                                                                ------------
NET ASSETS--100.0%                                              $151,271,420
                                                                ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $8,164,193 and gross depreciation of $533,999 for federal income tax purposes. At June 30, 2003, the aggregate cost of securities for federal income tax purposes was $146,671,880.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2003, these securities amounted to a value of $11,069,073 or 7.3% of net assets.
(c) As rated by Standard & Poor's or Fitch.
(d) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(e) Non-income producing.
(f) Illiquid. At June 30, 2003, this security amounted to a value of $3,910 or 0% of net assets.
(g) All or a portion segregated as collateral for when issued securities.
(h) Security valued at fair value as determined in good faith by or under the direction of the Trustees. At June 30, 2003, this security, which is included in illiquid securities above, amounted to a value of $3,910 or 0% of net assets.

                        See Notes to Financial Statements

PHOENIX DUFF & PHELPS INSTITUTIONAL MANAGED BOND PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2003
                                   (UNAUDITED)


ASSETS
Investment securities at value
   (Identified cost $146,707,119)                             $154,302,074
Cash                                                               903,690
Receivables
   Interest and dividends                                        1,476,252
   Investment securities sold                                       60,234
Prepaid expenses                                                       101
                                                              ------------
     Total assets                                              156,742,351
                                                              ------------
LIABILITIES
Payables
   Investment securities purchased                               5,066,116
   Fund share repurchased                                          300,000
   Investment advisory fee                                          39,784
   Financial agent fee                                              11,344
   Trustees' fee                                                     8,247
   Transfer agent fee                                                5,517
   Service fees                                                      1,142
Accrued expenses                                                    38,781
                                                              ------------
     Total liabilities                                           5,470,931
                                                              ------------
NET ASSETS                                                    $151,271,420
                                                              ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $152,536,240
Undistributed net investment income                                192,717
Accumulated net realized loss                                   (9,052,492)
Net unrealized appreciation                                      7,594,955
                                                              ------------
NET ASSETS                                                    $151,271,420
                                                              ============

CLASS X
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $145,723,672)             4,563,918
Net asset value and offering price per share                        $31.93

CLASS Y
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $5,547,748)                 173,712
Net asset value and offering price per share                        $31.94


                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2003
                                   (UNAUDITED)


INVESTMENT INCOME
Interest                                                             $4,707,195
                                                                     ----------
     Total investment income                                          4,707,195
                                                                     ----------
EXPENSES
Investment advisory fee                                                 337,423
Service fees, Class Y                                                     6,852
Financial agent fee                                                      66,209
Registration                                                             26,350
Trustees                                                                 23,723
Transfer agent                                                           18,733
Custodian                                                                17,546
Professional                                                             10,996
Printing                                                                  6,295
Miscellaneous                                                            11,781
                                                                     ----------
     Total expenses                                                     525,908
     Less expenses borne by investment adviser                         (105,190)
     Custodian fees paid indirectly                                      (1,291)
                                                                     ----------
     Net expenses                                                       419,427
                                                                     ----------
NET INVESTMENT INCOME                                                 4,287,768
                                                                     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                         192,911
Net change in unrealized appreciation (depreciation) on
   investments                                                        2,633,007
                                                                     ----------
NET GAIN ON INVESTMENTS                                               2,825,918
                                                                     ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $7,113,686
                                                                     ==========

                        See Notes to Financial Statements

PHOENIX DUFF & PHELPS INSTITUTIONAL MANAGED BOND PORTFOLIO

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                              Six Months
                                                                                 Ended
                                                                                6/30/03          Year Ended
                                                                              (Unaudited)         12/31/02
                                                                              ------------      ------------
FROM OPERATIONS
   Net investment income (loss)                                               $  4,287,768      $  9,447,882
   Net realized gain (loss)                                                        192,911            31,424
   Net change in unrealized appreciation (depreciation)                          2,633,007         2,210,986
                                                                              ------------      ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                   7,113,686        11,690,292
                                                                              ------------      ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class X                                               (4,054,125)       (9,108,316)
   Net investment income, Class Y                                                 (145,512)         (409,527)
                                                                              ------------      ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                    (4,199,637)       (9,517,843)
                                                                              ------------      ------------
FROM SHARE TRANSACTIONS
CLASS X
   Proceeds from sales of shares (22,840 and 405,693 shares, respectively)         745,709        12,682,028
   Net asset value of shares issued from reinvestment of distributions
     (112,468 and 257,038 shares, respectively)                                  3,600,095         7,994,358
   Cost of shares repurchased (219,318 and 224,088 shares, respectively)        (6,984,408)       (6,999,094)
                                                                              ------------      ------------
Total                                                                           (2,638,604)       13,677,292
                                                                              ------------      ------------
CLASS Y
   Proceeds from sales of shares (4,007 and 36,605 shares, respectively)           125,000         1,149,000
   Net asset value of shares issued from reinvestment of distributions
     (4,544 and 13,168 shares, respectively)                                       145,512           409,524
   Cost of shares repurchased (16,864 and 114,916 shares, respectively)           (530,786)       (3,575,776)
                                                                              ------------      ------------
Total                                                                             (260,274)       (2,017,252)
                                                                              ------------      ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                    (2,898,878)       11,660,040
                                                                              ------------      ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                            15,171        13,832,489

NET ASSETS
   Beginning of period                                                         151,256,249       137,423,760
                                                                              ------------      ------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME
     OF $192,717 AND $104,586, RESPECTIVELY]                                  $151,271,420      $151,256,249
                                                                              ============      ============

                        See Notes to Financial Statements

PHOENIX DUFF & PHELPS INSTITUTIONAL MANAGED BOND PORTFOLIO

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                               CLASS X
                                                      SIX MONTHS          ---------------------------------------------------
                                                         ENDED                           YEAR ENDED DECEMBER 31
                                                        6/30/03           ---------------------------------------------------
                                                      (UNAUDITED)          2002       2001(5)     2000      1999        1998
Net asset value, beginning of period                    $31.32            $30.84      $30.53     $29.88    $31.47      $33.17
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                           0.91(3)           2.04(3)     2.22(3)    2.28(3)   2.01        2.26(3)
   Net realized and unrealized gain (loss)                0.60              0.47        0.34       0.63     (1.57)      (1.58)
                                                        ------            ------      ------     ------    ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                     1.51              2.51        2.56       2.91      0.44        0.68
                                                        ------            ------      ------     ------    ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income                  (0.90)            (2.03)      (2.25)     (2.23)    (2.03)      (2.25)
   Distributions from net realized gains                    --                --          --         --        --       (0.13)
   Return of capital                                        --                --          --      (0.03)       --          --
                                                        ------            ------      ------     ------    ------      ------
     TOTAL DISTRIBUTIONS                                 (0.90)            (2.03)      (2.25)     (2.26)    (2.03)      (2.38)
                                                        ------            ------      ------     ------    ------      ------
Change in net asset value                                 0.61              0.48        0.31       0.65     (1.59)      (1.70)
                                                        ------            ------      ------     ------    ------      ------
NET ASSET VALUE, END OF PERIOD                          $31.93            $31.32      $30.84     $30.53    $29.88      $31.47
                                                        ======            ======      ======     ======    ======      ======
Total return                                              4.81%(7)          8.30%       8.53%     10.04%     1.47%       1.99%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                 $145,724          $145,555    $129,800   $120,376  $100,044    $113,273

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(1)                                  0.55%(4)(6)       0.55%(4)    0.55%(4)   0.55%     0.55%       0.55%
   Net investment income                                  5.73%(6)          6.49%       7.02%      7.53%     6.54%       6.89%
Portfolio turnover                                          42%(7)           107%         99%        87%      142%        105%


                                                                                               CLASS Y
                                                      SIX MONTHS          ---------------------------------------------------
                                                         ENDED                           YEAR ENDED DECEMBER 31
                                                        6/30/03           ---------------------------------------------------
                                                      (UNAUDITED)          2002       2001(5)     2000      1999        1998
Net asset value, beginning of period                    $31.32            $30.84      $30.54     $29.89    $31.47      $33.18
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                           0.87(3)           1.97(3)     2.14(3)    2.20(3)   1.96        2.18(3)
   Net realized and unrealized gain (loss)                0.61              0.46        0.33       0.63     (1.59)      (1.59)
                                                        ------            ------      ------     ------    ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                     1.48              2.43        2.47       2.83      0.37        0.59
                                                        ------            ------      ------     ------    ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income                  (0.86)            (1.95)      (2.17)     (2.15)    (1.95)      (2.17)
   Distributions from net realized gains                    --                --          --         --        --       (0.13)
   Return of capital                                        --                --          --      (0.03)       --          --
                                                        ------            ------      ------     ------    ------      ------
     TOTAL DISTRIBUTIONS                                 (0.86)            (1.95)      (2.17)     (2.18)    (1.95)      (2.30)
                                                        ------            ------      ------     ------    ------      ------
Change in net asset value                                 0.62              0.48        0.30       0.65     (1.58)      (1.71)
                                                        ------            ------      ------     ------    ------      ------
NET ASSET VALUE, END OF PERIOD                          $31.94            $31.32      $30.84     $30.54    $29.89      $31.47
                                                        ======            ======      ======     ======    ======      ======
Total return                                              4.72%(7)          8.02%       8.24%      9.75%     1.26%       1.72%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                   $5,548            $5,702      $7,623     $6,278    $6,884      $7,491

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(2)                                  0.80%(4)(6)       0.80%(4)    0.80%(4)   0.80%     0.80%       0.80%
   Net investment income                                  5.48%(6)          6.26%       6.77%      7.28%     6.29%       6.63%
Portfolio turnover                                          42%(7)           107%         99%        87%      142%        105%

(1) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.69%, 0.69%, 0.69%, 0.74%, 0.74%, and 0.77% for the periods ended June 30, 2003,
    December 31, 2002, 2001, 2000, 1999, and 1998, respectively.
(2) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.94%, 0.94%, 0.94%, 0.99%, 0.99%, and 1.02% for the periods ended June 30, 2003,
    December 31, 2002, 2001, 2000, 1999, and 1998, respectively.
(3) Computed using average shares outstanding.
(4) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(5) As required, effective January 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and including paydown gains and losses in interest income. The effect of this change for the period ended December 31, 2001 was to increase net investment income per share by $0.02, decrease net realized and unrealized gains and losses per share by $0.02, and increase the ratio of net investment income to average net assets from 6.95% to 7.02% and from 6.71% to 6.77% for class X and class Y, respectively. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(6) Annualized.
(7) Not annualized.

                        See Notes to Financial Statements

PHOENIX DUFF & PHELPS INSTITUTIONAL MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2003 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES
   Phoenix Duff & Phelps Institutional Mutual Funds (the "Fund") is organized as a Delaware business trust, and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Two Portfolios are offered for sale: Growth Stock Portfolio and Managed Bond Portfolio (each a "Portfolio").

   Each Portfolio has distinct investment objectives. The Growth Stock Portfolio seeks long-term appreciation of capital. The Managed Bond Portfolio seeks to generate a high level of current income and capital appreciation.
   Each Portfolio offers both Class X and Class Y shares. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class Y bears service expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of each Portfolio are borne pro rata by the holders of both classes of shares, except that Class X bears no distribution or service expenses.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:
   Equity securities are valued at the official closing price (typically last sale)on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.

   Certain securities held by Managed Bond Portfolio were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold. At June 30, 2003, the total value of securities for which prices were provided by market makers represented approximately 6.4% of net assets.

B. SECURITY TRANSACTIONS AND RELATED INCOME:
   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Portfolio is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:
   Each of the Portfolios is treated as a separate taxable entity. It is the policy of each Portfolio in the Fund to comply with the requirements of the Internal Revenue Code (the "Code"), applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. In addition, each Portfolio intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions are recorded by each Portfolio on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, non-deductible expenses, foreign currency gain/loss, partnerships, operating losses and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. FOREIGN CURRENCY TRANSLATION:
   Foreign securities, other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Fund does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

F. EXPENSES:
   Expenses incurred by the Fund with respect to both Portfolios are allocated in proportion to the net assets of each Portfolio, except where allocation of direct expense to each Portfolio or an alternative allocation method can be more fairly made.

PHOENIX DUFF & PHELPS INSTITUTIONAL MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2003 (UNAUDITED) (CONTINUED)

G. WHEN-ISSUED AND DELAYED-DELIVERY TRANSACTIONS:
   Each Portfolio may engage in when-issued or delayed-delivery transactions. The Portfolios record when-issued securities on the trade date and maintain collateral for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis begin earning interest on the settlement date.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS
   The Adviser to the Fund is Phoenix Investment Counsel, Inc. ("PIC"). PIC is an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"). As compensation for its services to the Fund, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each separate Portfolio:

                                                              1st $1      $1+
Portfolio                                                     Billion   Billion
---------                                                     -------   ------
Growth Stock Portfolio ....................................    0.60%     0.55%
Managed Bond Portfolio ....................................    0.45%     0.40%

   The Adviser has voluntarily agreed to assume total fund operating expenses of each Portfolio, excluding interest, taxes, brokerage fees, commissions and extraordinary expenses until the dates indicated below, to the extent that such expenses exceed the following percentages of average annual net assets:

                                   Class X       Class Y              Dates
                                   -------       -------          --------------
Growth Stock Portfolio ...........  0.70%         0.95%           April 30, 2004
Managed Bond Portfolio ...........  0.55%         0.80%           April 30, 2004

   Seneca Capital Management LLC ("Seneca") is the subadviser to the Growth Stock Portfolio. For its services, Seneca is paid a fee by PIC ranging from 0.275% to 0.10% of the average daily net assets of the Growth Stock Portfolio. A majority of the equity interests of Seneca are owned by Phoenix Investment Partners, Ltd. ("PXP"), an indirect wholly-owned subsidiary of PNX.

   Phoenix Equity Planning Corporation ("PEPCO"), an indirect, wholly-owned subsidiary of PNX, serves as the national distributor of the Fund's shares. Each Portfolio pays PEPCO a distribution fee at an annual rate of 0.25% for Class Y shares applied to the average daily net assets of that class. The distributor has advised the Fund that the total amount expensed for the six months ended June 30, 2003 was allocated as follows:
                                               Distribution Fee Distribution Fee
                               Distribution Fee  Paid Out to        Paid to
                                  Retained by    Unaffiliated    W.S. Griffith
                                  Distributor    Participants   Securities, Inc.
                               ----------------  ------------   ----------------
Growth Stock Portfolio                $168           $213         $13,657
Managed Bond Portfolio                 203             --           6,649

W.S. Griffith Securities, Inc. is an indirect subsidiary of PNX.

   As Financial Agent of the Fund, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC Inc. (subagent to PEPCO), plus (2) the documented cost to PEPCO to provide tax services and oversight of the subagent's performance. For the six months ended June 30, 2003, financial agent fees were $91,383 as reported in the Statement of Operations of which PEPCO received $18,619 per portfolio. Effective January 1, 2003, the fee schedule of PFPC Inc. ranges from 0.065% to 0.03% of the average daily net asset values of all the Phoenix funds serviced by PFPC Inc. Prior to that date, the fee schedule ranged from 0.085% to 0.0125%. Certain minimum fees may apply.

   PEPCO serves as the Fund's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the six months ended June 30, 2003, transfer agent fees were $37,291 as reported in the Statement of Operations, of which PEPCO retained $0 for Growth Stock Portfolio and $0 for Managed Bond Portfolio.

   For the six months ended June 30, 2003, the Growth Stock Portfolio paid PXP Securities Corp., a wholly-owned subsidiary of PNX, brokerage commissions of $4,475 in connection with portfolio transactions effected on behalf of it.

   At June 30, 2003, PNX and affiliates held Portfolio shares which aggregated the following:
                                                                    Aggregate
                                                                    Net Asset
                                             Shares                  Value
                                             ------               -----------
Growth Stock Portfolio, Class Y ...........   8,409               $  140,767
Managed Bond Portfolio, Class X ...........  38,558                1,231,157
Managed Bond Portfolio, Class Y ...........   5,125                  163,693

3. PURCHASES AND SALES OF SECURITIES
   Purchases and sales of securities during the six months ended
June 30, 2003 (excluding U.S. Government and agency securities and short-term securities) aggregated the following:

                                         Purchases                    Sales
                                        -----------                -----------
Growth Stock Portfolio ...............  $ 8,249,737                $10,085,726
Managed Bond Portfolio . .............   42,657,937                 47,075,363

   Purchases and sales of U.S. Government and agency securities during the six months ended June 30, 2003, aggregated the following:

                                         Purchases                    Sales
                                        -----------                -----------
Managed Bond Portfolio ...............  $21,046,577                $14,973,477

4. CREDIT RISK AND ASSET CONCENTRATIONS
   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on

PHOENIX DUFF & PHELPS INSTITUTIONAL MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2003 (UNAUDITED) (CONTINUED)

the market price of these investments and the income they generate, as well as a Portfolio's ability to repatriate such amounts.

   High yield-high risk securities typically entail greater price volatility and principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the subadviser to accurately predict risk.

   Each Portfolio may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact to the Portfolio, positive or negative, than if the Portfolio did not concentrate its investments in such sectors.

5. OTHER
   As of June 30, 2003, the Portfolios had shareholders who each individually owned more than 10% of shares outstanding, none of whom are affiliated with PNX as follows. In addition, affiliate holdings are presented in the table located within Note 2.

                                                Number of    % of Shares
                                              Shareholders   Outstanding
                                              ------------   ------------
Growth Stock Portfolio .....................         4          61.6%
Managed Bond Portfolio .....................         3          49.1%

6. FEDERAL INCOME TAX INFORMATION
   The following Portfolios have capital loss carryovers, which may be used to offset future capital gains, as follows:

                                         Expiration Year
               ------------------------------------------------------------------------
                  2007          2008           2009           2010             Total
               ----------    ----------     ----------     ----------       -----------
Growth Stock
  Portfolio .. $       --    $       --     $8,335,855     $5,606,008       $13,941,863
Managed Bond
  Portfolio ..  5,360,348     2,194,743             --             --         7,555,091

   The Fund may not realize the benefit of these losses to the extent it does not realize gains on the investments prior to the expiration of the capital loss carryover.

   This report is not authorized for distribution to prospective investors in Phoenix Duff & Phelps Institutional Mutual Funds unless preceded or accompanied by an effective prospectus which includes information concerning the Fund's record and other pertinent information.

FUND MANAGEMENT

     Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

     The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust.

                              INDEPENDENT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                                               NUMBER OF
                                             PORTFOLIOS IN
                                             FUND COMPLEX                              PRINCIPAL OCCUPATION(S)
     NAME, (AGE) AND         LENGTH OF        OVERSEEN BY                              DURING PAST 5 YEARS AND
         ADDRESS            TIME SERVED         TRUSTEE                          OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  Robert Chesek (68)           Served since       24                  Currently retired.
                               1996.
------------------------------------------------------------------------------------------------------------------------------------
  E. Virgil Conway (73)        Served since       34                  Chairman, Rittenhouse Advisors, LLC (consulting firm) since
  Rittenhouse Advisors, LLC    1996.                                  2001. Trustee/Director, Realty Foundation of New York
  101 Park Avenue                                                     (1972-present), Pace University (1978-present), New York
  New York, NY 10178                                                  Housing Partnership Development Corp. (Chairman)
                                                                      (1981-present), Greater New York Councils, Boy Scouts of
                                                                      America (1985-present), Academy of Political Science (Vice
                                                                      Chairman) (1985-present), Urstadt Biddle Property Corp.
                                                                      (1989-present), The Harlem Youth Development Foundation
                                                                      (1998-present). Chairman, Metropolitan Transportation
                                                                      Authority (1992-2001). Director, Trism, Inc. (1994-2001),
                                                                      Consolidated Edison Company of New York, Inc. (1970-2002),
                                                                      Atlantic Mutual Insurance Company (1974-2002), Centennial
                                                                      Insurance Company (1974-2002), Josiah Macy, Jr., Foundation
                                                                      (1975-2002), Union Pacific Corp. (1978-2002), BlackRock
                                                                      Freddie Mac Mortgage Securities Fund (Advisory Director)
                                                                      (1990-2002), Accuhealth (1994-2002).
------------------------------------------------------------------------------------------------------------------------------------
  William Crawford (74)        Served since       4                   Currently retired.
  3003 Gulf Shore Blvd., #401  1996.
  Naples, FL 34103
------------------------------------------------------------------------------------------------------------------------------------
  Harry Dalzell-Payne (73)     Served since       34                  Currently retired.
  The Flat, Elmore Court       1996.
  Elmore, GL05, GL2 3NT U.K.
------------------------------------------------------------------------------------------------------------------------------------
  William N. Georgeson (75)    Served since       4                   Currently retired. Director, Concordia University Foundation
  575 Glenwood Road            1996.                                  (charity) (1994-present).
  Lake Forest, IL 60045
------------------------------------------------------------------------------------------------------------------------------------
  Francis E. Jeffries (72)     Served since       27                  Director, The Empire District Electric Company
  8477 Bay Colony Dr. #902     1996.                                  (1984-present). Director (1989-1997), Chairman of the Board
  Naples, FL 34108                                                    (1993-1997), Phoenix Investment Partners, Ltd.
------------------------------------------------------------------------------------------------------------------------------------
  Leroy Keith, Jr. (64)        Served since       24                  Partner, Stonington Partners, Inc. (private equity fund)
  Stonington Partners, Inc.    1996.                                  since 2001. Chairman (1995 to 2000) and Chief Executive
  736 Market Street, Ste. 1430                                        Officer (1995-1998), Carson Products Company (cosmetics).
  Chattanooga, TN 37402                                               Director/Trustee, Evergreen Funds (six portfolios).
------------------------------------------------------------------------------------------------------------------------------------

                              INDEPENDENT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                                               NUMBER OF
                                             PORTFOLIOS IN
                                             FUND COMPLEX                              PRINCIPAL OCCUPATION(S)
     NAME, (AGE) AND         LENGTH OF        OVERSEEN BY                              DURING PAST 5 YEARS AND
         ADDRESS            TIME SERVED         TRUSTEE                          OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  Geraldine M. McNamara (52)   Served since
  United States Trust          2001.              34                  Managing Director, U.S. Trust Company of New York (private
  Company of NY                                                       bank) (1982-present).
  114 West 47th Street
  New York, NY 10036
------------------------------------------------------------------------------------------------------------------------------------
  Eileen A. Moran (48)         Served since       4                   President and Chief Executive Officer, PSEG Resources Inc.
  PSEG Resources, Inc.         1996.                                  (investment company) (1990-present).
  80 Park Plaza, T-22
  Newark, NJ 07102
------------------------------------------------------------------------------------------------------------------------------------
  Everett L. Morris (74)       Served since       34                  Vice President, W.H. Reaves and Company (investment
  W.H. Reaves and Company      1996.                                  management) (1993-present).
  10 Exchange Place
  Jersey City, NJ 07302
------------------------------------------------------------------------------------------------------------------------------------
  Richard A. Pavia (72)        Served since       4                   Currently retired. Vice Chairman, Forest Preserve District,
  7145 North Ionia             1996.                                  Cook County President Advisory Council (1997-present).
  Chicago, IL 60646                                                   Special Consultant, K&D Facilities Resource Corp.
                                                                      (1995-present).
------------------------------------------------------------------------------------------------------------------------------------
  Richard E. Segerson (57)     Served since       24                  Managing Director, Northway Management Company
  Northway Management Company  1996.                                  (1998-present). Managing Director, Mullin Associates
  164 Mason Street                                                    (1993-1998).
  Greenwich, CT 06830
------------------------------------------------------------------------------------------------------------------------------------
  Lowell P. Weicker, Jr. (72)  Served since       24                  Director, UST Inc. (1995-present), HPSC Inc. (1995-present),
  200 Duke Street              1996.                                  Compuware (1996-present) and WWF, Inc. (2000-present).
  Alexandria, VA 22314                                                President, The Trust for America's Health (non-profit)
                                                                      (2001-present). Director, Duty Free International, Inc.
                                                                      (1997-1998).
------------------------------------------------------------------------------------------------------------------------------------

                               INTERESTED TRUSTEES

     Each of the individuals listed below is an "interested person" of the Trust, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

------------------------------------------------------------------------------------------------------------------------------------
                                               NUMBER OF
                                             PORTFOLIOS IN
     NAME, (AGE), ADDRESS                     FUND COMPLEX                              PRINCIPAL OCCUPATION(S)
     AND POSITION(S) WITH     LENGTH OF       OVERSEEN BY                              DURING PAST 5 YEARS AND
         TRUST               TIME SERVED        TRUSTEE                          OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
 *Philip R. McLoughlin (56)    Served since       44                  Consultant, The Phoenix Companies, Inc. (2002-present).
                               1996.                                  Director, PXRE Corporation (Delaware) (1985-present), World
  Chairman and President                                              Trust Fund (1991-present). Chairman (1997-2002), Director
                                                                      (1995-2002), Vice Chairman (1995-1997) and Chief Executive
                                                                      Officer (1995-2002), Phoenix Investment Partners, Ltd.
                                                                      Director, Executive Vice President and Chief Investment
                                                                      Officer, The Phoenix Companies, Inc. (2001-2002). Director
                                                                      (1994-2002) and Executive Vice President, Investments
                                                                      (1988-2002), Phoenix Life Insurance Company. Director
                                                                      (1983-2002) and Chairman (1995-2002), Phoenix Investment
                                                                      Counsel, Inc. Director (1984-2002) and President
                                                                      (1990-2000), Phoenix Equity Planning Corporation. Chairman
                                                                      and Chief Executive Officer, Phoenix/Zweig Advisers LLC
                                                                      (1999-2002). Director and President, Phoenix Investment
                                                                      Management Company (2001-2002). Director and Executive Vice
                                                                      President, Phoenix Life and Annuity Company (1996-2002).
                                                                      Director and Executive Vice President, PHL Variable
                                                                      Insurance Company (1995-2002). Director, Phoenix National
                                                                      Trust Company (1996-2002). Director and Vice President, PM
                                                                      Holdings, Inc. (1985-2002). Director, PHL Associates, Inc.
                                                                      (1995-2002). Director (1992-2002) and President (1992-1994),
                                                                      WS Griffith Securities, Inc.
------------------------------------------------------------------------------------------------------------------------------------
**James M. Oates (57)          Served since       29                  Chairman, Hudson Castle Group Inc. (formerly IBEX Capital
  Hudson Castle Group Inc.     1996.                                  Markets Inc.) (financial services) (1997-present). Managing
  c/o Northeast Investment                                            Director, Wydown Group (consulting firm) (1994-present).
  Management, Inc.                                                    Director, Investors Financial Service Corporation
  50 Congress Street,                                                 (1995-present), Investors Bank & Trust Corporation
  Ste. 1000                                                           (1995-present), Plymouth Rubber Co. (1995-present), Stifel
  Boston, MA 02109                                                    Financial (1996-present), Connecticut River Bancorp
                                                                      (1998-present), Connecticut River Bank (1998-present) and
                                                                      Trust Company of New Hampshire (2002-present). Director and
                                                                      Treasurer, Endowment for Health, Inc. (2000-present).
                                                                      Chairman, Emerson Investment Management, Inc.
                                                                      (2000-present). Investment Committee, New Hampshire
                                                                      Charitable Foundation (2001-present). Vice Chairman,
                                                                      Massachusetts Housing Partnership (1998-1999). Director,
                                                                      Blue Cross and Blue Shield of New Hampshire (1994-1999), AIB
                                                                      Govett Funds (1991-2000), Command Systems, Inc. (1998-2000),
                                                                      Phoenix Investment Partners, Ltd. (1995-2001) and 1Mind,
                                                                      Inc. (1999-2001).
------------------------------------------------------------------------------------------------------------------------------------

* Mr. McLoughlin is an "interested person," as defined in the Investment Company Act of 1940, by reason of his relationship with The Phoenix Companies, Inc. and its affiliates.
** Mr. Oates is being treated as an Interested Trustee due to certain relationships existing among Mr. Oates, Hudson Castle Group Inc. and The Phoenix Companies, Inc. and certain of its affiliates.

                   OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                                      POSITION(S) HELD WITH                              PRINCIPAL OCCUPATION(S)
     NAME, (AGE) AND                   TRUST AND LENGTH OF                             DURING PAST 5 YEARS AND
         ADDRESS                         TIME SERVED                          OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  William R. Moyer (58)          Executive Vice President             Executive Vice President and Chief Financial Officer
                                 since 1996.                          (1999-present), Senior Vice President and Chief Financial
                                                                      Officer (1995-1999), Phoenix Investment Partners, Ltd.
                                                                      Director (1998-present), Senior Vice President, Finance
                                                                      (1990-present), Chief Financial Officer (1996-present), and
                                                                      Treasurer (1998-present), Phoenix Equity Planning
                                                                      Corporation. Director (1998-present), Senior Vice President
                                                                      (1990-present), Chief Financial Officer (1996-present) and
                                                                      Treasurer (1994- present), Phoenix Investment Counsel, Inc.
                                                                      Senior Vice President and Chief Financial Officer, Duff &
                                                                      Phelps Investment Management Co. (1996-present). Vice
                                                                      President, Phoenix Fund Complex (1990-present).
------------------------------------------------------------------------------------------------------------------------------------
  Robert S. Driessen (55)        Vice President since 1999.           Vice President and Compliance Officer, Phoenix Investment
                                                                      Partners, Ltd. (1999-present). Vice President and Compliance
                                                                      Officer, Phoenix Investment Counsel, Inc. (1999-2003). Vice
                                                                      President, Phoenix Fund Complex (1999-present). Compliance
                                                                      Officer (2000-present) and Associate Compliance Officer
                                                                      (1999), PXP Securities Corp. Vice President, Risk Management
                                                                      Liaison, Bank of America (1996-1999). Vice President,
                                                                      Securities Compliance, The Prudential Insurance Company of
                                                                      America (1993-1996). Branch Chief/Financial Analyst,
                                                                      Securities and Exchange Commission, Division of Investment
                                                                      Management (1972-1993).
------------------------------------------------------------------------------------------------------------------------------------
  Nancy G. Curtiss (50)          Treasurer since 1996.                Vice President, Fund Accounting (1994-present) and Treasurer
                                                                      (1996-present), Phoenix Equity Planning Corporation.
                                                                      Treasurer, Phoenix Fund Complex (1994-present).
------------------------------------------------------------------------------------------------------------------------------------
  Richard J. Wirth (44)          Secretary since 2002.                Vice President and Insurance and Investment Products Counsel
  One American Row                                                    (2002-present), Counsel (1993-2002), Phoenix Life Insurance
  Hartford, CT 06102                                                  Company. Secretary, Phoenix Fund Complex (2002-present).
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX DUFF & PHELPS INSTITUTIONAL MUTUAL FUNDS


101 Munson Street
Greenfield, Massachusetts 01301


TRUSTEES
Robert Chesek
E. Virgil Conway
William W. Crawford
Harry Dalzell-Payne
William N. Georgeson
Francis E. Jeffries
Leroy Keith, Jr.
Philip R. McLoughlin
Geraldine M. McNamara
Eileen A. Moran
Everett L. Morris
James M. Oates
Richard A. Pavia
Richard E. Segerson
Lowell P. Weicker, Jr.

OFFICERS
Philip R. McLoughlin, President
William R. Moyer, Executive Vice President
Robert S. Driessen, Vice President
Richard J. Wirth, Secretary
Nancy G. Curtiss, Treasurer

INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, Connecticut 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

CUSTODIAN
JP Morgan Chase Bank
1 Chase Manhattan Plaza
Floor 3B
New York, New York 10081

TRANSFER AGENT
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachusetts 02110

HOW TO CONTACT US
Shareholder Services                                   1-800-814-1897 (option 3)

--------------------------------------------------------------------------------

IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

--------------------------------------------------------------------------------

                 (This page has been left blank intentionally.)

                                                             ---------------
                                                                PRESORTED
                                                                 STANDARD
                                                               U.S. POSTAGE
                                                                   PAID
                                                              Louisville, KY
                                                             Permit No. 1051
                                                             ---------------

PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480


[GRAPHIC OMITTED]

PHOENIX
INVESTMENT PARTNERS, LTD.

For more information about Phoenix mutual funds, please call your financial representative or contact us at 1-800-243-4361 or PHOENIXINVESTMENTS.COM.


E-DELIVERY OF
YOUR FUND
COMMUNICATIONS
NOW AVAILABLE!

TO SIGN UP, GO TO
THE INDIVIDUAL
INVESTORS AREA AT
PHOENIXINVESTMENTS.COM
AND LOG IN. SELECT AN
ACCOUNT, THEN CLICK THE
"E-DELIVERY" BUTTON.


PXP 091 (8/03)




ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).


    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 10. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Phoenix Duff & Phelps Institutional Mutual Funds
             ---------------------------------------------------------
By (Signature and Title)*    /s/ Philip R. McLoughlin
                         ---------------------------------------------
                             Philip R. McLoughlin, Chairman
                             (principal executive officer)

Date   9/5/03
    ------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*    /s/ Philip R. McLoughlin
                         ---------------------------------------------
                             Philip R. McLoughlin, Chairman
                             (principal executive officer)

Date   9/5/03
    ------------------------------------------------------------------


By (Signature and Title)*    /s/ Nancy G. Curtiss
                         ---------------------------------------------
                             Nancy G. Curtiss, Treasurer
                             (principal financial officer)

Date   9/5/03
    ------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.